SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 13. SEGMENT INFORMATION

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net loss, which include the following:

	For the Years Ended December 31,
	2025	2024
Gross margin	$(116)	$-
Operating expenses	(19,351,175)	(1,210,871)
Other expenses, net	(5,129,557)	(97,988)
Income tax expense	-	(1,013)
Net loss	$(24,480,848)	$(1,309,872)

Gross margin, operating expenses, other expenses, net and income tax expense are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available for working capital needs and to fund research and development efforts. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative costs, as reported on the consolidated statements of operations, are the significant segment expenses provided to the CODM on a regular basis.

All other segment items included in net loss are reported on the consolidated statements of operations and described within their respective disclosures.